Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,943,347	$ 395,389	$ 4,050,824	$ (8,772,757)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of OID and debt issuing costs of notes	68,750	39,583	61,895	97,161
Stock compensation expense		10,999	10,999	148,625
Operating lease expenses	33,873	32,502	55,519	66,262
Asset impairment loss				876,660
Bad debt allowance (reversal)			(6,031,058)	5,386,003
Loss on disposal of 40% ownership of Fund Management Co				46,461
Loss on transfer of Chengli Boxing system				624,133
Loss on transfer of Xuzhou Huayu system				397,033
Loss on transfer of Shenqiu Phase I & II systems				208,359
Loss on disposal of fixed assets				289
Bad debts expense (reversal)	(34,579)	(1,649,622)
Loss on note conversion	821,633	198,330	502,393	173,886
Interest expense-inducement on note conversion				893,958
Changes in deferred tax				(3,024,807)
Interest expense	818,914
Gain on termination of buy-back agreement of Chengli project	(3,155,959)
Changes in assets and liabilities:
Interest receivable on sales type leases				(170,403)
Collection of principal and interest on sales type leases for Pucheng systems		13,879,575	14,149,790
Accounts receivable	345,788	35,552,191	72,933,179	2,383,251
Prepaid expenses	23,571	919	(3,596)	(21,126)
Other receivables	2,380	(3,589)	(3,549)	(135,938)
Accounts payable			(2,153,320)	(2,837,609)
Taxes payable	(894,430)	(2,121,622)	(2,164,906)	(1,317,882)
Payment of lease liability	(33,873)	(31,174)	(58,226)	(63,555)
Interest payable on entrusted loan		635,375	1,302,610	(9,091,732)
Accrued liabilities and other payables	198,034	57,740	(404,087)	(36,932)
Refundable deposit for systems leasing				(478,368)
Net cash provided by (used in) operating activities	(681,465)	46,996,596	82,248,467	(14,649,028)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property & equipment			(1,885)
Proceeds from disposal of property & equipment				5,074
Net cash provided by (used in) investing activities			(1,885)	5,074
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of entrusted loan				(27,125,768)
Issuance of notes payable	5,000,000		3,000,000	2,000,000
Issuance of common stock	37,561,721		497,187	3,309,475
Net cash provided by financing activities	42,561,721		3,497,187	(21,816,293)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	1,309,890	(551,508)	5,838,947	(541,598)
NET INCREASE (DECREASE) IN CASH	43,190,146	46,445,088	91,582,716	(37,001,845)
CASH, BEGINNING OF PERIOD	107,804,013	16,221,297	16,221,297	53,223,142
CASH, END OF PERIOD	150,994,159	62,666,385	107,804,013	16,221,297
Supplemental cash flow data:
Income tax paid				221,934
Interest paid	186,129
Supplemental disclosure of non-cash operating activities
Settlement of entrusted loan resulting from termination of buy-back option for Chengli project	29,147,903
Transfer of Tian’an project from construction in progress to accounts receivable		23,635,489	24,095,685
Transfer of Xuzhou Huayu Project and Shenqiu Phase I & II projects to Mr. Bai				35,415,556
Adoption of ASC 842-right-of-use asset	191,189			(118,234)
Adoption of ASC 842-operating lease liability	191,189			118,234
Supplemental disclosure of non-cash financing activities
Conversion of notes into common shares		$ 1,104,586	$ 2,057,191	$ 1,612,392